INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2017
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

7.      INVESTMENT PROPERTIES

	Buildings	Land use right	Total
Year ended December 31, 2016
Opening net carrying amount	10,902	—	10,902
Additions	88,913	966,625	1,055,538
Transfer from land use right	—	190,761	190,761
Depreciation	(160)	(1,266)	(1,426)
Closing net carrying amount	99,655	1,156,120	1,255,775
As at December 31, 2016
Cost	102,242	1,181,942	1,284,184
Accumulated depreciation and impairment	(2,587)	(25,822)	(28,409)
Net carrying amount	99,655	1,156,120	1,255,775

	Buildings	Land use rights	Total

Year ended December 31, 2017
Opening net carrying amount	99,655	1,156,120	1,255,775
Transfer from property, plant and equipment and land use rights (note 6) (note 8)	157,150	6,896	164,046
Disposal	—	(73,346)	(73,346)
Depreciation	(2,744)	(11,361)	(14,105)
Closing net carrying amount	254,061	1,078,309	1,332,370

As at December 31, 2017
Cost	263,066	1,107,411	1,370,477
Accumulated depreciation and impairment	(9,005)	(29,102)	(38,107)

Net carrying amount	254,061	1,078,309	1,332,370

The Group’s investment properties consist of land use rights held for capital appreciation and buildings leased to third parties under operating leases.

As at December 31, 2017, the Group was in the process of applying for the ownership certificates of investment properties with a net carrying value of RMB147 million (December 31, 2016: Nil). There have been no litigations, claims or assessments against the Group for compensation with respect to the use of these rights to date. As at December 31, 2017, the carrying value of these investment properties only represented approximately 0.07% of the total asset value of the Group (December 31, 2016: Nil). Management considers that it is probable that the Group can obtain the relevant ownership certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group legally owns and has the rights to use the above investment properties, and that there is no material adverse impact on the overall financial position of the Group

As at December 31, 2017, the fair value of the buildings was approximately RMB1,208 million (December 31, 2016: RMB125 million) which was estimated based on the market price of comparable buildings in the nearby area. The directors of the Company estimated that the fair value of the land use right is highly likely to be RMB1,182 million (December 31, 2016: RMB1,221 million), which was determined based on the transaction prices for similar lands nearby.